Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Recognition of premium revenues and contract charges, and related benefits and interest credited
Valuation allowance for uncollectible premium installment receivables	$ 70,000,000	$ 75,000,000
Securities loaned
Policy loans	1,150,000,000	1,140,000,000
Cash collateral received as percentage of fair value of domestic securities loaned	102.00%
Cash collateral received as percentage of fair value of foreign securities loaned	105.00%
Present value of future profits	136,000,000	133,000,000
Amortization expense of present value of future profits	$ 39,000,000	$ 23,000,000	$ 28,000,000
Maximum
Securities loaned
Securities lending transactions length (in days)	30 days
Property-liability policies, term for deferment and recognition of premiums (in months)	12 months
Period for amortization of DAC for property-liability insurance (in months)	12 months
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	30 years
Minimum
Securities loaned
Property-liability policies, term for deferment and recognition of premiums (in months)	6 months
Period for amortization of DAC for property-liability insurance (in months)	6 months
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	15 years
Interest-sensitive life insurance | Maximum
Securities loaned
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	20 years
Interest-sensitive life insurance | Minimum
Securities loaned
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	10 years
Fixed annuities | Maximum
Securities loaned
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	10 years
Fixed annuities | Minimum
Securities loaned
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	5 years